Regulatory Capital Financial Instruments (Details) - Schedule of Maturities of Subordinated Bond - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,948,493	$ 1,910,697
Due within 1 year
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	202,169	0
Due after 1 year but within 2 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	0	201,066
Due after 2 year but within 3 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	124,099	0
Due after 3 year but within 4 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	0	131,208
Due after 4 year but within 5 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	181,378	0
Due after 5 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,440,847	$ 1,578,423